QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
 Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
 (Name and address of agent for service)

With copy to:
 The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 10/31

Date of reporting period: 07/31/2017

ITEM 1. SCHEDULE OF INVESTMENTS

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
SCHEDULE OF INVESTMENTS
July 31, 2017 - (unaudited)

	Shares	Fair Value

MONEY MARKET FUND - 0.22%
Federated Treasury Obligations Fund, 0.89% *	99,908	$99,908

U. S. GOVERNMENT SECURITIES - 98.55%
MATURES IN 0-5 YEARS:
U.S. Treasury Bill, Matures August 17, 2017	44,134,000	44,120,302

TOTAL U.S. GOVERNMENT SECURITIES		$44,120,302

	Contracts	Fair Value

PURCHASED OPTIONS - 0.02%

CALL OPTIONS - 0.01%
SPDR S&P 500 ETF Trust
Expiration: August 2017, Exercise Price $335.17	5,390	$5,390

TOTAL CALL OPTIONS - 0.01%		5,390

PUT OPTIONS - 0.01%
SPDR S&P 500 ETF Trust
Expiration: August 2017, Exercise Price $148.14	5,390	5,390

TOTAL PUT OPTIONS - 0.01%		5,390

TOTAL PURCHASED OPTIONS - 0.02%		10,780

TOTAL INVESTMENTS - 98.79%		44,230,990
Other assets, net of liabilities - 1.21%		541,537

NET ASSETS - 100.00%		$44,772,527

	Contracts	Fair Value

OPTIONS WRITTEN - (0.43%)

CALL OPTIONS - (0.09)%
SPDR S&P 500 ETF Trust
Expiration August 2017, Exercise Price 253.69	5,390	$(43,120)

TOTAL CALL OPTIONS - (0.09)%		(43,120)

PUT OPTION - (0.34)%
SPDR S&P 500 ETF Trust
Expiration: August 2017, Exercise Price $229.62	5,390	(150,920)

TOTAL PUT OPTIONS WRITTEN - (0.34)%		(150,920)

TOTAL OPTIONS WRITTEN - (0.43)%		$(194,040)

* Effective 7 day yield as of July 31, 2017

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2017:

	Level 1	Level 2	Level 3

	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
MONEY MARKET FUND	$99,908	$–	$–	$99,908
U. S. GOVERNMENT SECURITIES	44,120,302	–	–	44,120,302
TOTAL PURCHASED OPTIONS	10,780	–	–	10,780

TOTAL INVESTMENTS	$44,230,990	$–	$–	$44,230,990

TOTAL OPTIONS WRITTEN	$(194,040)	$–	$–	$(194,040)

At July 31, 2017 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $44,234,150 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$–
Gross unrealized depreciation	(3,160)

Net unrealized depreciation	$(3,160)

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND SCHEDULE OF INVESTMENTS July 31, 2017 - (unaudited)

	Shares	Fair Value

MONEY MARKET FUND - 1.76%
Federated Treasury Obligations Fund, 0.89% *	191,668	$191,668

	Contracts

PURCHASED OPTIONS - 101. 59%

CALL OPTIONS - 99.68%
SPDR S&P 500 ETF Trust
Expiration: May 2018, Exercise Price $0.010	37	901,246
Expiration: June 2018, Exercise Price $0.010	37	899,803
Expiration: July 2018, Exercise Price $0.010	37	898,767
Expiration: August 2017, Exercise Price $0.010	37	913,012
Expiration: September 2017, Exercise Price $0.010	37	911,532
Expiration: October 2017, Exercise Price $0.010	37	910,348
Expiration: November 2017, Exercise Price $0.010	37	910,274
Expiration: December 2017, Exercise Price $0.010	37	907,573
Expiration: January 2018, Exercise Price $0.010	37	906,426
Expiration: February 2018, Exercise Price $0.010	37	905,168
Expiration: March 2018, Exercise Price $0.010	37	903,688
Expiration: April 2018, Exercise Price $0.010	37	902,245

TOTAL CALL OPTIONS - 99.68%		10,870,082

PUT OPTIONS - 1.91%
SPDR S&P 500 ETF Trust
Expiration: May 2018, Exercise Price $236.00	37	28,009
Expiration: June 2018, Exercise Price $243.00	37	39,183
Expiration: July 2018; Exercise Price $246.97	37	47,027
Expiration: August 2017, Exercise Price $218.37	37	222
Expiration: September 2017, Exercise Price $215.83	37	1,221
Expiration: October 2017, Exercise Price $214.00	37	2,072
Expiration: November 2017, Exercise Price $217.92	37	3,737
Expiration: December 2017, Exercise Price $226.00	37	8,695
Expiration: January 2018, Exercise Price $226.75	37	10,730
Expiration: February 2018, Exercise Price $234.75	37	18,796
Expiration: March 2018, Exercise Price $239.05	37	25,567
Expiration: April 2018, Exercise Price $233.44	37	23,088

TOTAL PUT OPTIONS - 1.91%		208,347

TOTAL PURCHASED OPTIONS - 101.59%		11,078,429

TOTAL INVESTMENTS - 103.35%		11,270,097
Liabilities in excess of other assets - (3.35)%		(365,029)

NET ASSETS - 100.00%		$10,905,068

*Effective 7 day yield as of July 31, 2017

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND SCHEDULE OF INVESTMENTS July 31, 2017 - (unaudited)

	Contracts	Fair Value

OPTIONS WRITTEN - (2.98%)

CALL OPTION - (2.15)%
SPDR S&P 500 ETF Trust
Expiration: May 2018, Exercise Price $262.25	37	$(10,508)
Expiration: June 2018, Exercise Price $268.90	37	(6,734)
Expiration: July 2018, Exercise Price $271.50	37	(6,290)
Expiration: August 2017, Exercise Price $233.68	37	(49,987)
Expiration: September 2017, Exercise Price $240.80	37	(29,193)
Expiration: October 2017, Exercise Price $239.20	37	(36,889)
Expiration: November 2017, Exercise Price $243.00	37	(29,156)
Expiration: December 2017, Exercise Price $254.75	37	(8,103)
Expiration: January 2018, Exercise Price $246.00	37	(27,232)
Expiration: February 2018, Exercise Price $259.25	37	(7,659)
Expiration: March 2018, Exercise Price $267.50	37	(3,219)
Expiration: April 2018, Exercise Price $254.50	37	(18,907)

TOTAL CALL OPTIONS WRITTEN - (2.15)%		(233,877)

PUT OPTION - (0.83)%
SPDR S&P 500 ETF Trust
Expiration: August 2017, Exercise Price $196.53	37	(74)
Expiration: September 2017, Exercise Price $194.25	37	(518)
Expiration: October 2017, Exercise Price $192.96	37	(851)
Expiration: November 2017, Exercise Price $196.13	37	(1,369)
Expiration: December 2017, Exercise Price $203.40	37	(3,441)
Expiration: January 2018, Exercise Price $204.07	37	(4,292)
Expiration: June 2018, Exercise Price $218.70	37	(17,871)
Expiration: July 2018, Exercise Price $222.27	37	(21,756)
Expiration: April 2018, Exercise Price $210.10	37	(10,249)
Expiration: May 2018, Exercise Price $212.40	37	(12,506)
Expiration: February 2018, Exercise Price $211.28	37	(7,585)
Expiration: March 2018, Exercise Price $215.15	37	(10,545)

TOTAL PUT OPTIONS WRITTEN - (0.83)%		(91,057)

TOTAL OPTIONS WRITTEN - (2.98)%		$(324,934)

In accordance with U.S. GAAP, “fair Value” is defined as the price that fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND SCHEDULE OF INVESTMENTS July 31, 2017 - (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2017:

	Level 1	Level 2	Level 3

		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

MONEY MARKET FUND	$191,668	$-	$-	$191,668
TOTAL PURCHASED OPTIONS	11,078,429	-	-	11,078,429

TOTAL INVESTMENTS	$11,270,097	$-	$-	$11,270,097

TOTAL OPTIONS WRITTEN	$(324,934)	$-	$-	(324,934)

At July 31, 2017 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $10,900,608 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$471,872
Gross unrealized depreciation	(102,383)

Net unrealized appreciation	$369,489

CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND SCHEDULE OF INVESTMENTS July 31, 2017 - (unaudited)

	Shares	Fair Value

MONEY MARKET FUND - 0.81%
Federated Treasury Obligations Fund, 0.89% *	288,263	$288,263

	Contracts

PURCHASED OPTIONS - 103.79%

CALL OPTIONS - 103.79%
SPDR S&P 500 ETF Trust
Expiration: May 2018, Exercise Price $0.010	116	2,825,528
Expiration: May 2018, Exercise Price $236.00	116	201,492
Expiration: June 2018, Exercise Price $0.010	116	2,821,004
Expiration: June 2018, Exercise Price $243.00	116	154,164
Expiration: July 2018, Exercise Price $0.010	116	2,817,756
Expiration: July 2018, Exercise Price $246.97	116	132,820
Expiration: August 2017, Exercise Price $0.010	116	2,862,416
Expiration: August 2017, Exercise Price $218.37	116	331,528
Expiration: September 2017, Exercise Price $0.010	116	2,857,776
Expiration: September 2017, Exercise Price $215.83	116	364,936
Expiration: October 2017, Exercise Price $0.010	116	2,854,064
Expiration: October 2017, Exercise Price $214.40	116	382,452
Expiration: November 2017, Exercise Price $0.010	116	2,853,832
Expiration: November 2017, Exercise Price $217.92	116	345,448
Expiration: December 2017, Exercise Price $0.010	116	2,845,364
Expiration: December 2017, Exercise Price $226.00	116	265,524
Expiration: January 2018, Exercise Price $0.010	116	2,841,768
Expiration: January 2018, Exercise Price $226.75	116	261,348
Expiration: February 2018, Exercise Price $0.010	116	2,837,824
Expiration: February 2018, Exercise Price $234.75	116	192,444
Expiration: March 2018, Exercise Price $0.010	116	2,833,184
Expiration: March 2018, Exercise Price $239.05	116	161,124
Expiration: April 2018, Exercise Price $0.010	116	2,828,660
Expiration: April 2018, Exercise Price $233.44	116	216,572

TOTAL CALL OPTIONS - 103.79%		37,089,028

TOTAL PURCHASED OPTIONS - 103.79%		37,089,028

TOTAL INVESTMENTS - 104.60%		37,377,291
Liabilities in excess of other assets - (4.60)%		(1,642,885)

NET ASSETS - 100.00%		$35,734,406

* Effective 7 day yield as of July 31, 2017

CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND SCHEDULE OF INVESTMENTS July 31, 2017 - (unaudited)

	Contracts	Fair Value

OPTIONS WRITTEN - (5.82)%

CALL OPTIONS WRITTEN - (5.82)%
SPDR S&P 500 ETF Trust
Expiration: May 2018, Exercise Price $255.50	232	$(124,816)
Expiration: June 2018, Exercise Price $261.80	232	(86,304)
Expiration: July 2018, Exercise Price $265.50	232	(72,152)
Expiration: August 2017, Exercise Price $237.15	232	(235,944)
Expiration: September 2017, Exercise Price $234.54	232	(313,664)
Expiration: October 2017, Exercise Price $238.42	232	(246,616)
Expiration: November 2017, Exercise Price $233.62	232	(358,208)
Expiration: December 2017, Exercise Price $246.25	232	(152,656)
Expiration: January 2018, Exercise Price $246.80	232	(158,920)
Expiration: February 2018, Exercise Price $253.50	232	(97,208)
Expiration: March 2018, Exercise Price $260.00	232	(55,680)
Expiration: April 2018, Exercise Price $249.50	232	(177,944)

TOTAL CALL OPTIONS WRITTEN - (5.82)%		(2,080,112)

TOTAL OPTIONS WRITTEN - (5.82)%		$(2,080,112)

In accordance with U.S. GAAP, “fair Value” is defined as the price that fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2017:

	Level 1	Level 2	Level 3

		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

MONEY MARKET FUND	$288,263	$-	$-	$288,263
TOTAL PURCHASED OPTIONS	37,089,028	-	-	37,089,028

TOTAL INVESTMENTS	$37,377,291	$-	$-	$37,377,291

TOTAL OPTIONS WRITTEN	$(2,080,112)	$-	$-	$(2,080,112)

At July 31, 2017 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $34,730,367 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,653,287
Gross unrealized depreciation	(6,363)

Net unrealized appreciation	$2,646,924

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1   Certification of Principal Executive Officer

99.2   Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ David A. Bogaert David A. Bogaert Principal Executive Officer

Date:	September 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David A. Bogaert David A. Bogaert Principal Executive Officer

Date:	September 22, 2017

By:	/s/ Karen Shupe Karen Shupe Principal Financial Officer

Date:	September 22, 2017